JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
August 29, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-103022 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 678 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 679 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of reflecting changes to each of the Funds’ investment strategies. These changes, as well as the reorganization of the JPMorgan SmartRetirement 2020 Fund into JPMorgan SmartRetirement Income Fund on or about April 25, 2025, are being announced in a supplement filing pursuant to Rule 497 being made concurrent with the filing of this Amendment.
Please contact Erika Messbarger at (602) 383-1747 or erika.k.messbarger@jpmchase.com, or the undersigned at (212) 648-0919 or carmine.lekstutis@jpmorgan.com if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

APPENDIX A
JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
JPMorgan SmartRetirement 2055 Fund
JPMorgan SmartRetirement 2060 Fund
JPMorgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend Income Fund
JPMorgan SmartRetirement Blend 2020 Fund
JPMorgan SmartRetirement Blend 2025 Fund
JPMorgan SmartRetirement Blend 2030 Fund
JPMorgan SmartRetirement Blend 2035 Fund
JPMorgan SmartRetirement Blend 2040 Fund
JPMorgan SmartRetirement Blend 2045 Fund
JPMorgan SmartRetirement Blend 2050 Fund
JPMorgan SmartRetirement Blend 2055 Fund
JPMorgan SmartRetirement Blend 2060 Fund